SHORT-TERM CONVERTIBLE PROMISSORY NOTE (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($) d
Short-term Convertible Promissory Note 1	$ 1,597,000
Short-term Convertible Promissory Note 2	8.00%
Short-term Convertible Promissory Note 3	$ 1,000,000
Short-term Convertible Promissory Note 4 | d	10